Loans Modified as TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Modifications [Line Items]
Number of Loans	10	10	5
Recorded Investment	$ 5,525	$ 1,981	$ 1,719
Allowance for Loan Losses	$ 237	$ 32	$ 66
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	4	3	1
Recorded Investment	$ 757	$ 496	$ 107
Allowance for Loan Losses	$ 15	$ 32	$ 0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6	5	2
Recorded Investment	$ 4,768	$ 1,370	$ 1,405
Allowance for Loan Losses	$ 222	$ 0	$ 46
Commercial business: Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	2
Recorded Investment		$ 17	$ 207
Allowance for Loan Losses		$ 0	$ 20
Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Recorded Investment		$ 98
Allowance for Loan Losses		$ 0